UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2010

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        4101 Cox Road, Suite 110
                Glen Allen, Virginia 23060

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pamela Simms
Title:    Operations Manager
Phone:    (804) 270-4000

Signature, Place, and Date of Signing:
Pamela Simms        Glen Allen, Virginia     August 5, 2010
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $145,825 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


06/30/2010
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Abbott Laboratories
COMMON
002824100
3,719,478
79,510
x
ALL
76,145

3,365
AFLAC Incorporated
COMMON
001055102
4,967,641
116,420
x
ALL
112,240

4,180
Alcon Inc
COMMON
H01301102
6,628,687
44,731
x
ALL
41,821

2,910
Altria Group, Inc.
COMMON
02209S103
1,438,110
71,762
x
ALL
69,555

2,207
Applied Materials, Inc.
COMMON
038222105
3,444,632
286,575
x
ALL
268,105

18,470
Automatic Data Processing
COMMON
053015103
2,860,996
71,063
x
ALL
65,208

5,855
Avon Products, Inc.
COMMON
054303102
4,535,343
171,145
x
ALL
162,160

8,985
Becton, Dickinson & Co.
COMMON
075887109
3,658,715
54,107
x
ALL
48,262

5,845
Charles Schwab Corp
COMMON
808513105
1,079,665
76,140
x
ALL
75,740

400
Chevron Corporation
COMMON
166764100
943,525
13,904
x
ALL
9,074

4,830
Clorox Company
COMMON
189054109
1,927,892
31,015
x
ALL
29,865

1,150
DENTSPLY Intl Inc.
COMMON
249030107
388,830
13,000
x
ALL
11,325

1,675
Diamond Offshore Drilling
COMMON
25271C102
3,063,479
49,260
x
ALL
49,260

0
Dominion Resources, Inc.
COMMON
25746U109
1,403,550
36,230
x
ALL
32,690

3,540
Exxon Mobil Corporation
COMMON
30231G102
1,280,651
22,440
x
ALL
21,465

975
GlaxoSmithkline PLC  ADRs
COMMON
37733W105
2,648,869
77,885
x
ALL
74,830

3,055
HCC Insurance Hldngs Inc
COMMON
404132102
230,268
9,300
x
ALL
2,250

7,050
Itron, Inc.
COMMON
465741106
1,113,378
18,010
x
ALL
18,010

0
J.M. Smucker Company
COMMON
832696405
1,753,426
29,117
x
ALL
27,977

1,140
Kimberly-Clark Corp
COMMON
494368103
1,146,816
18,915
x
ALL
16,771

2,144
Lawson Software Inc.
COMMON
52078P102
716,349
98,130
x
ALL
97,105

1,025
Linear Technology Corp
COMMON
535678106
4,602,277
165,490
x
ALL
159,320

6,170
McCormick & Co, Inc.
COMMON
579780206
2,649,039
69,785
x
ALL
62,875

6,910
McGraw-Hill Co Inc
COMMON
580645109
4,155,293
147,665
x
ALL
144,295

3,370










Page Total


60,356,911





















06/30/2010
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Medtronic, Inc.
COMMON
585055106
4,648,182
128,155
x
ALL
123,755

4,400
Meredith Corporation
COMMON
589433101
1,940,022
62,320
x
ALL
54,540

7,780
New York Cmmnty Bncrp Inc
COMMON
649445103
1,978,229
129,550
x
ALL
125,490

4,060
Newmont Mining Corp
COMMON
651639106
6,006,803
97,292
x
ALL
90,442

6,850
Noble Corporation
COMMON
H5833N103
4,433,112
143,420
x
ALL
137,415

6,005
ONEOK, Inc.
COMMON
682680103
6,121,605
141,540
x
ALL
130,200

11,340
Oracle Corporation
COMMON
68389X105
4,620,424
215,304
x
ALL
204,349

10,955
Pall Corporation
COMMON
696429307
1,539,948
44,805
x
ALL
32,335

12,470
Paychex, Inc.
COMMON
704326107
2,564,949
98,766
x
ALL
93,981

4,785
PepsiCo, Inc.
COMMON
713448108
4,795,729
78,683
x
ALL
68,003

10,680
Philip Morris Intl
COMMON
718172109
5,036,074
109,862
x
ALL
103,242

6,620
Principal Fncl Group Inc
COMMON
74251V102
4,222,950
180,160
x
ALL
171,678

8,482
Prudential Fncl Inc
COMMON
744320102
2,153,912
40,140
x
ALL
27,110

13,030
QUALCOMM Inc.
COMMON
747525103
5,315,154
161,850
x
ALL
159,840

2,010
Rocky Mtn Chocolate Fctry
COMMON
774678403
695,357
74,850
x
ALL
65,695

9,155
Roper Industries, Inc.
COMMON
776696106
1,356,191
24,235
x
ALL
22,135

2,100
Techne Corporation
COMMON
878377100
633,386
11,025
x
ALL
10,225

800
Teva Pharm Inds Ltd ADR F
COMMON
881624209
3,289,667
63,275
x
ALL
63,275

0
Transocean Ltd.
COMMON
H8817H100
4,037,752
87,152
x
ALL
86,507

645
Varian Med Systems Inc
COMMON
92220P105
2,964,067
56,696
x
ALL
51,606

5,090
Vodafone Group Plc Adr
COMMON
92857W209
3,141,881
152,002
x
ALL
144,672

7,330
Washington REIT SBI
COMMON
939653101
1,898,192
68,800
x
ALL
65,174

3,626
Wellpoint, Inc.
COMMON
94973V107
3,175,802
64,905
x
ALL
51,330

13,575
Western Union
COMMON
959802109
3,818,451
256,100
x
ALL
252,850

3,250










Page Total


80,387,839





















06/30/2010
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Willis Group Holdings
COMMON
G96666105
5,080,403
169,065
x
ALL
164,845

4,220










Page Total


5,080,403
















Grand Total


145,825,153



































































